Inventory (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finished goods	$ 2,259	$ 1,784
Raw materials	605	439
Inventory, Net	$ 2,864	$ 2,223